Financial Instruments and Fair Value Measurements, Effect of Derivatives on Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Derivative Instruments [Abstract]
Amortization related to unrealized losses in Accumulated other comprehensive loss for next 12 months	$ 19
Fair value of long-term indebtedness less than book value	35	$ 381
Cross-Currency Swaps [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	$ (32)	$ (41)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), Nonoperating	Interest Income (Expense), Nonoperating
Interest Rate Swaps [Member]
Derivative Instruments [Abstract]
Loss (gain) on derivative instruments	$ (77)	$ (59)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), Nonoperating	Interest Income (Expense), Nonoperating